DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF SUBSIDIARIES

NOTE 5 — DISPOSAL OF SUBSIDIARIES

Cellpro Japan Co., Ltd.

On January 1, 2024, the Company disposed of its subsidiary, Cellpro Japan Co., Ltd. (“Cellpro”), to Waqoo Inc. (“Waqoo”), a Japanese company listed on the Tokyo Stock Exchange, of which the CEO of the Company is a non-controlling shareholder with more than 10% ownership interest, in exchange for 353,600 shares of Waqoo’s common stock through a share exchange agreement. The disposal of Cellpro did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. As a result, the results of operations for Cellpro were not reported as discontinued operations. During the year ended December 31, 2024, the Company recognized a gain of $3,813,609 on the disposal of Cellpro.

After the stock exchange, SBC Japan became a shareholder with less than 10% ownership interest of Waqoo. The common stock of Waqoo was recorded as an investment in a public entity with readily determinable fair value, which was included in long-term investments. Also see Note 10 for further details.

Kijimadairakanko Inc. and Skynet Academy Co., Ltd.

On December 23, 2024, the Company disposed of its subsidiary, Kijimadairakanko Inc. (“Kijima”) to SBC Inc., formerly known as SBC China Inc., a company controlled by the CEO of the Company, who is also the controlling shareholder of the Company, for a cash consideration of JPY 1. In connection with this transaction, Kijima’s existing loans of JPY826,000,000 ($5,268,227) from SBC Inc. were deemed effectively settled as a result of the disposal. The settlement amount was included in the total disposal consideration summarized as follows:

Cash consideration	$0
Effective settlement of existing loans	5,268,227
Total consideration	$5,268,227

On December 23, 2024, the Company disposed of its subsidiary, Skynet Academy Co., Ltd. (“Skynet”), to Hariver Inc., a company controlled by the CEO of the Company, who is also the controlling shareholder of the Company, for a cash consideration of JPY70,000,000 ($446,460).

The consideration received in excess of the net book value of net assets disposed, totaling $1,473,571 for Kijima and Skynet, was included as a deemed contribution in connection with disposal of subsidiaries in the Company’s consolidated statements of changes in stockholders’ equity, including the derecognition of goodwill of $1,724,040. The disposal of Kijima and Skynet did not constitute a strategic shift that would have a major effect on the Company’s operations and financial results. As a result, the results of operations for Kijima and Skynet were not reported as discontinued operations.